Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 11,328	$ 10,568	$ 9,124
Deduct share of results of associates	378	329	295
Deduct exceptional share of results of associates	9	104	(35)
Profit before tax and before share of results of associates	10,941	10,134	8,864
Adjustments to the tax basis
Government incentives	(149)	(376)	(756)
Non-deductible/(non-taxable) mark-to-market on derivatives	213	1,211	325
Other expenses not deductible for tax purposes	1,263	1,666	1,521
Other non-taxable income	(733)	(560)	(647)
Adjusted tax basis	$ 11,534	$ 12,074	$ 9,306
Aggregate weighted nominal tax rate	26.90%	26.40%	27.50%
Tax at aggregated nominal tax rate	$ (3,098)	$ (3,183)	$ (2,558)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(193)	(171)	(166)
(Underprovided)/overprovided in prior years	78	(211)	(95)
Deductions from interest on equity	252	240	781
Deductions from goodwill and other tax deductions	642	723	466
Change in tax rate	28	10	2
Withholding taxes	(509)	(497)	(559)
Other tax adjustments	(49)	(62)	(105)
Total tax expense	$ (2,850)	$ (3,152)	$ (2,234)
Effective tax rate	26.10%	31.10%	25.20%